INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating loss carry forward	$ 2,713	$ 1,153
Reserves and allowances	1,358	308
Net deferred tax asset before valuation allowance	4,071	1,461
Valuation allowance	(4,071)	(1,461)
Net deferred tax assets	$ 0	$ 0